24. Shareholders' equity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Shareholders' equity
Net value paid up	R$ 9,866,298	R$ 9,866,298
Value paid up	9,913,415	9,913,415
Funding costs	R$ (47,117)	R$ (47,117)
Number of common shares	2,421,032,479	2,421,032,479